Investment Securities - Additional Information (Detail) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2024	Oct. 31, 2023
Disclosure of detailed information about financial instruments [line items]
Fair value of disposed equity securities	$ 938	$ 1,738
Cumulative after-tax gain/(loss) on equity securities designated at FVOCI	21	(205)
Dividend income	$ 122	$ 137